Note 19 - Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2018
Notes Tables
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Thousands of Yen

March 31, 2017	Level 1	Level 2	Level 3	Total

Assets—
Available-for-sale securities— equity securities	¥5,669,510	-	-	¥5,669,510
Available-for-sale securities— debt securities	-	¥110,830	-	110,830
Total assets	¥5,669,510	¥110,830	-	¥5,780,340
	Thousands of Yen

March 31, 2018	Level 1	Level 2	Level 3	Total

Assets—
Available-for-sale securities— equity securities	¥9,176,038	-	-	¥9,176,038
Available-for-sale securities— debt securities	-	¥112,170	-	112,170
Total assets	¥9,176,038	¥112,170	-	¥9,288,208

Fair Value Measurements, Nonrecurring [Table Text Block]
	Thousands of Yen
March 31, 2017	Level 1	Level 2	Level 3	Impairment Loss
Assets:
Trademark	-	-	¥15,000	¥81,000
	-	-	¥15,000	¥81,000
	Thousands of Yen
March 31, 2018	Level 1	Level 2	Level 3	Impairment Loss
Assets:
Non-marketable securities—equity securities	-	-	¥17,616	¥109,840
	-	-	¥17,616	¥109,840

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
	Thousands of Yen
March 31, 2017	Fair value	Valuation technique	Unobservable inputs	Range

Trademark	¥15,000	Relief from	Discount Rate	6.8%
		royalty method	Royalty rate	0.1%